Income Taxes (Tables)	12 Months Ended
	Mar. 31, 2024	Dec. 25, 2022
Summary Of Components Of Pretax Income (Loss)
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
United States	$(143.8)	$(33.5)	$20.4
International	71.1	38.9	(9.2)

	$(72.7)	$5.4	$11.2

Summary Of Income Tax Effects Of Temporary Differences Between The Book Value And Tax Basis Of Assets And Liabilities
The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$241.9	$94.1
Foreign tax credits	—	7.2
Intangible assets	9.5	—
Accrued compensation	42.9	50.7
Operating leases- liabilities	83.5	24.4
Other assets	50.7	14.5
Reserves	21.1	8.0
Interest	68.0	21.8

Total deferred tax assets	517.6	220.7
Valuation allowance	(341.6)	(152.2)

Deferred tax assets, net of valuation allowance	176.0	68.5
Deferred tax liabilities:
Intangible assets	—	(8.0)
Investment in film and television programs	(56.9)	(3.6)
Unrealized gains on derivative contracts	(32.9)	(33.5)
Operating leases - assets	(78.2)	(21.9)
Other	(21.7)	(19.6)

Total deferred tax liabilities	(189.7)	(86.6)

Net deferred tax liabilities	$(13.7)	$(18.1)

Summary Of Company's Current And Deferred Income Tax Provision
The Company’s current and deferred income tax provision are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Current provision:
Federal	$20.4	$3.2	$5.7
States	5.6	(0.5)	3.2
International	12.6	10.0	7.2

Total current provision	38.6	$12.7	$16.1

Deferred provision:
Federal	(3.4)	0.4	0.9
States	0.3	(0.1)	0.3
International	(1.3)	1.3	—
Total deferred provision	(4.4)	1.6	1.2

Total provision for income taxes	$34.2	$14.3	$17.3

Summary Of Differences Between Income Tax Rates And The Income Tax Provision
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(15.3)	$1.1	$2.4
Foreign operations subject to different income tax rates	6.8	5.0	7.1
State income tax	5.9	(0.6)	3.5
Remeasurements of originating deferred tax assets and liabilities	4.7	(4.7)	(9.2)
Permanent differences	0.1	2.1	—
Nondeductible share-based compensation	1.2	1.8	(2.7)
Nondeductible officers compensation	7.7	9.8	5.1
Non-controlling interest in partnerships	18.6	1.8	3.7
Foreign derived intangible income	(2.4)	(1.4)	—
Other	2.7	1.7	1.5
Changes in valuation allowance	4.2	(2.3)	5.9

Total provision for income taxes	$34.2	$14.3	$17.3

Summary Of The Gross Unrecognized Tax Benefits, Exclusive Of Interest And Penalties
The following table summarizes the changes to the gross unrecognized tax benefits, exclusive of interest and penalties, for the years ended March 31, 2024, 2023 and 2022:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021	$0.6
Increases related to current year tax position	—
Increases related to prior year tax positions	0.4
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2022	1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	0.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.3
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.3)

Gross unrecognized tax benefits at March 31, 2024	$5.3

LIONS GATE ENTERTAINMENT CORP [Member]
Summary Of Components Of Pretax Income (Loss)
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
United States	$(1,389.9)	$(2,218.6)	$(359.2)
International	208.6	221.1	182.2

	$(1,181.3)	$(1,997.5)	$(177.0)

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(248.1)	$(419.5)	$(37.2)
Foreign affiliate dividends	(27.3)	(35.4)	(35.2)
Foreign operations subject to different income tax rates	41.2	48.2	50.0
State income tax	(9.6)	(0.5)	8.1
Nondeductible goodwill impairment	101.9	304.3	—
Remeasurements of originating deferred tax assets and liabilities	(78.3)	13.6	(1.3)
Permanent differences	1.0	2.3	0.8
Nondeductible share based compensation	2.5	2.3	(3.3)
Nondeductible officers compensation	7.7	9.8	5.6
Non-controlling interest in partnerships	18.6	1.8	3.7
Uncertain tax benefits	(70.0)	5.3	3.6
Other	(0.9)	1.9	1.2
Changes in valuation allowance	196.3	87.2	32.4

Total provision for income taxes	$(65.0)	$21.3	$28.4

Summary of Income Tax Contingencies
aggregate changes in the Company’s gross amount of unrecognized tax benefits, exclusive of interest and penalties, are summarized as follows:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021 (liability as of March 31, 2021)	$68.0
Increases related to current year tax position	—
Increases related to prior year tax positions	2.6
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.4)

Gross unrecognized tax benefits at March 31, 2022 (liability as of March 31, 2022)	70.2
Increases related to current year tax position	—
Increases related to prior year tax positions	0.2
Decreases related to prior year tax positions	—
Settlements	(4.3)
Lapse in statute of limitations	(1.2)

Gross unrecognized tax benefits at March 31, 2023 (liability as of March 31, 2023)	64.9
Increases related to current year tax position	—
Increases related to prior year tax positions	8.9
Decreases related to prior year tax positions	—
Settlements	(60.7)
Lapse in statute of limitations	(1.0)

Gross unrecognized tax benefits at March 31, 2024 (liability as of March 31, 2024)	$12.1

Schedule of Deferred Tax Assets and Liabilities by Balance Sheet Location
The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$624.4	$450.4
Foreign tax credits	64.9	73.0
Investment in film and television programs	34.2	67.1
Accrued compensation	54.3	63.2
Operating leases - liabilities	99.0	41.4
Other assets	57.7	22.6
Reserves	22.9	9.0
Interest	201.0	104.6

Total deferred tax assets	1,158.4	831.3
Valuation allowance	(808.3)	(455.7)

Deferred tax assets, net of valuation allowance	350.1	375.6
Deferred tax liabilities:
Intangible assets	(222.4)	(317.0)
Operating leases - assets	(88.9)	(34.6)
Other	(52.1)	(55.8)

Total deferred tax liabilities	$(363.4)	$(407.4)

Net deferred tax liabilities	$(13.3)	$(31.8)

Entertainment One Film And Television Business [Member]
Summary Of Components Of Pretax Income (Loss)
The components of earnings (loss) before income taxes, determined by tax jurisdiction, are as follows:

(In thousands)	2022	2021
United States	$(25,855)	$17,656
International	18,532	(27,928)

Total loss before income taxes	$(7,323)	$(10,272)

Schedule of Income Taxes Attributable to Earnings (Loss) Before Income Taxes
The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2024	2023	2022
Current provision (benefit):	(Amounts in millions)
Federal	$(62.5)	$11.9	$11.0
States	1.7	(0.4)	10.7
International	14.3	15.1	8.4

Total current provision (benefit)	$(46.5)	$26.6	$30.1

Deferred provision (benefit):
Federal	$(6.6)	$(7.7)	$0.9
States	(11.9)	(0.1)	(2.6)
International	—	2.5	—

Total deferred provision (benefit)	(18.5)	(5.3)	(1.7)

Total provision (benefit) for income taxes	$(65.0)	$21.3	$28.4

Income tax expense (benefit) attributable to loss before income taxes are:

(In thousands)	2022	2021
Current
United States	$—	$—
State and local	526	802
International	9,634	(778)
	10,160	24
Deferred
United States	—	—
State and local	—	—
International	2,578	1,445
	2,578	1,445
Total income taxes	$12,738	$1,469

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory United States federal income tax rate to the Company’s effective income tax rate is as follows:

(In thousands)	2022	2021
Statutory income tax rate	$(1,538)	$(2,157)
State and local income taxes, net	(1,203)	650
Tax on international earnings	(1,269)	(297)
Change in valuation allowance	23,579	11,041
Deferred tax rate change	(848)	5,748
Loss on disposition of business	(1,514)	—
Uncertain tax positions	380	(6,393)
Partnership interest	(420)	(420)
Provision to return adjustments	(4,707)	(6,029)
Other permanent adjustments	278	(674)

	$12,738	$1,469

Summary Of Income Tax Effects Of Temporary Differences Between The Book Value And Tax Basis Of Assets And Liabilities	The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 25, 2022 and December 26, 2021 are:

(In thousands)	2022	2021
Deferred Tax Assets
Interest carryforward	$10,050	7,920
Lease liability	16,663	8,902
Depreciation and amortization of long-lived assets	24,039	6,283
Other compensation	6,571	1,016
Loss and credit carryforwards	232,437	249,644
Other	8,504	12,032

Gross deferred tax asset	298,264	285,797

Deferred Tax Liabilities
Right of use asset	16,277	8,834
Depreciation and amortization of long-lived assets	26,260	31,160
Other	5,038	7,475

Gross deferred tax liabilities	47,575	47,469
Valuation allowance	(267,106)	(253,797)

Net deferred income taxes	$(16,417)	$(15,469)

Schedule of Deferred Tax Assets and Liabilities by Balance Sheet Location
At December 25, 2022 and December 26, 2021, the Company’s net deferred income taxes are recorded in the Combined Balance Sheets as follows:

(In thousands)	2022	2021
Other assets	$—	$—
Other liabilities	(16,417)	(15,469)

Net deferred income taxes	$(16,417)	$(15,469)

Summary Of The Gross Unrecognized Tax Benefits, Exclusive Of Interest And Penalties
A reconciliation of unrecognized tax benefits, excluding potential interest and penalties, for the fiscal years ended December 25, 2022, and December 26, 2021 is as follows:

(In thousands)	2022	2021
Balance at beginning of year	$23,850	$31,535
Gross increase in prior period tax positions	—	—
Gross decrease in prior period tax positions	(2,137)	(2,137)
Gross increase in current period tax positions	—	—
Decrease related to settlements with tax authorities	(143)	(5,548)

Decreases from the expiration of statute of limitations	$21,570	$23,850